Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of operating segments [line items]
Total domestic sales	$ 48,235,503	$ 977,651,655	$ 948,666,739	$ 1,192,714,214
Total export sales	$ 34,135,348	691,865,472	767,551,517	1,073,424,789
Operating segment
Disclosure of operating segments [line items]
Total domestic sales		977,651,655	948,690,160	1,304,578,170
Total export sales		691,865,472	767,551,517	1,073,424,789
Operating segment | Refined petroleum products and derivatives (primarily gasolines)
Disclosure of operating segments [line items]
Total domestic sales		757,660,095	855,627,607	1,155,023,948
Total export sales		182,738,696	116,419,672	445,703,884
Operating segment | Gas
Disclosure of operating segments [line items]
Total domestic sales		58,885,596	67,445,129	123,754,373
Total export sales		17,551,893	31,786,691	17,429,517
Operating segment | Petrochemical products
Disclosure of operating segments [line items]
Total domestic sales		161,105,964	25,617,424	25,799,849
Total export sales		129,020,102	170,204,038	26,550,447
Operating segment | Crude oil
Disclosure of operating segments [line items]
Total export sales		$ 362,554,781	$ 449,141,116	$ 583,740,941